Reserves - Roll Forward of Short Duration Claims and Benefits Payable Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at the beginning of the period, gross of reinsurance	$ 107,075	$ 108,426	$ 110,544
Less: Reinsurance ceded and other	(42,446)	(38,148)	(31,787)
Balance at the beginning of the period, net of reinsurance	64,629	70,278	78,757
Incurred losses and loss adjustment expenses related to:
Current Year	5,572	12,327	14,375
Prior year's interest	494	3,133	3,412
Prior year(s)	(2,870)	583	(1,681)
Total incurred losses and loss adjustment expenses	3,196	16,043	16,106
Paid losses and loss adjustment expenses related to:
Current year	5,486	7,574	8,134
Prior year(s)	62,089	14,118	16,451
Total paid losses and loss adjustment expenses	67,575	21,692	24,585
Balance at the end of the period, net of reinsurance	250	64,629	70,278
Plus: Reinsurance ceded and other	96,404	42,446	38,148
Balance at the end of the period, gross of reinsurance	$ 96,654	$ 107,075	$ 108,426